EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of February 28, 1998


                                                  Alabama Portfolio    Arkansas Portfolio    Georgia Portfolio    Kentucky Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
     Identified cost                                   $87,219,402           $53,904,584          $82,080,212          $108,588,633
     Unrealized appreciation                             8,596,826             4,490,308            7,628,833             9,836,085
------------------------------------------------------------------------------------------------------------------------------------
Investments at value (Note 1A)                         $95,816,228           $58,394,892          $89,709,045          $118,424,718
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                   $ 1,266,417           $        83          $        81          $    332,769
Receivable for investments sold                                 --               657,405            1,503,017                    --
Interest receivable                                      1,512,913               901,009            1,189,872             1,922,429
Deferred organization expenses (Note 1D)                        --                 1,505                   42                    --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                           $98,595,558           $59,954,894          $92,402,057          $120,679,916
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)           $        --           $        --          $   490,018          $  1,809,200
Demand note payable (Note 5)                                    --               665,000              552,000                    --
Payable for daily variation margin on open financial
  futures contracts (Note 1E)                               13,781                 3,938               13,500                16,875
Payable to affiliate for Trustees' fees (Note 2)             1,451                 5,255                1,122                 1,436
Accrued expenses                                            15,733                11,525               11,293                13,995
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      $    30,965           $   685,718          $ 1,067,933          $  1,841,506
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
 Portfolio                                             $98,564,593           $59,269,176          $91,334,124          $118,838,410
------------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
 withdrawals                                           $89,973,531           $54,787,261          $83,709,132          $109,007,126
Net unrealized appreciation of investments
 (computed on the basis of identified cost)              8,591,062             4,481,915            7,624,992             9,831,284
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $98,564,593           $59,269,176          $91,334,124          $118,838,410
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 28, 1998


                                                                           Louisiana     Maryland         Missouri   North Carolina
Assets                                                                     Portfolio     Portfolio        Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investments --
     Identified cost                                                     $ 33,028,050   $100,786,895   $ 70,126,590   $139,689,431
     Unrealized appreciation                                                2,153,479      6,931,533      7,726,055     14,604,568
------------------------------------------------------------------------------------------------------------------------------------
Investments at value (Note 1A)                                           $ 35,181,529   $107,718,428   $ 77,852,645   $154,293,999
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                     $    621,262   $  1,720,743   $    142,983   $    491,000
Receivable for investments sold                                                    --             --          5,000         50,000
Interest receivable                                                           576,308      1,426,264        970,845      2,325,414
Deferred organization expenses (Note 1D)                                        1,384             75             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             $ 36,380,483   $110,865,510   $ 78,971,473   $157,160,413
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                        $  1,388,504    $        --   $         --   $         --
Payable for when-issued securities (Note 1G)                                  468,880      5,234,413             --        674,162
Payable for variation margin on open financial futures
      contracts (Note 1E)                                                       4,781          7,312         11,250         21,094
Payable to affiliate for Trustees' fees (Note 2)                                  280          1,436          1,122          1,870
Accrued expenses                                                                3,993         12,478          7,435         17,600
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        $  1,866,438   $  5,255,639   $     19,807   $    714,726
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                $ 34,514,045   $105,609,871   $ 78,951,666   $156,445,687
------------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                  $ 32,362,777   $ 98,693,925   $ 71,228,812   $141,850,874
Net unrealized appreciation of investments (computed on the
     basis of identified cost)                                              2,151,268      6,915,946      7,722,854     14,594,813
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $ 34,514,045   $105,609,871   $ 78,951,666   $156,445,687
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 28, 1998


                                                                                 South Carolina      Tennessee
Assets                                                       Oregon Portfolio       Portfolio        Portfolio    Virginia Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investments --
     Identified cost                                           $ 99,512,231       $ 48,723,252     $ 49,198,539      $140,880,567
     Unrealized appreciation                                      7,911,783          4,707,082        4,228,450        13,410,196
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                                $107,424,014       $ 53,430,334     $ 53,426,989      $154,290,763
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                           $    152,824       $    187,073     $        493      $    116,118
Interest receivable                                               1,477,875            728,046          768,384         2,379,833
Deferred organization expenses (Note 1D)                                 --              1,384               --                --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   $109,054,713       $ 54,346,837     $ 54,195,866      $156,786,714
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)                   $         --       $  1,178,745     $         --      $         --
Demand note payable (Note 5)                                             --                 --          181,000                --
Payable for daily variation margin on open
     financial futures contracts (Note 1E)                               --             11,250            7,875            11,531
Payable to affiliate for Trustees' fees (Note 2)                      1,452              5,255            2,997             1,870
Accrued expenses                                                     10,614              9,602            4,617            23,605
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              $     12,066       $  1,204,852     $    196,489      $     37,006
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio      $109,042,647       $ 53,141,985     $ 53,999,377      $156,749,708
------------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals        $101,130,864       $ 48,441,393     $ 49,773,167      $143,364,092
Net unrealized appreciation of investments (computed on the
     basis of identified cost)                                    7,911,783          4,700,592        4,226,210        13,385,616
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          $109,042,647       $ 53,141,985     $ 53,999,377      $156,749,708
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 1998

                                                     Alabama Portfolio   Arkansas Portfolio   Georgia Portfolio   Kentucky Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                         $ 2,859,405          $ 1,737,589          $ 2,716,113        $ 3,559,592
------------------------------------------------------------------------------------------------------------------------------------
Total income                                            $ 2,859,405          $ 1,737,589          $ 2,716,113        $ 3,559,592
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                         $   187,142          $    96,193          $   171,727        $   240,241
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)               2,486                   --                1,525              2,007
Custodian fee (Note 1I)                                      31,831               22,308               27,762             36,048
Legal and accounting services                                25,602               23,500               23,499             25,600
Amortization of organization expenses (Note 1D)                 615                  660                1,076                511
Miscellaneous                                                12,443                7,843                5,852              3,982
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                          $   260,119          $   150,504          $   231,441        $   308,389
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
     Reduction of custodian fee (Note 1I)               $     5,656          $     4,399          $     7,478        $     8,952
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                $     5,656          $     4,399          $     7,478        $     8,952
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                            $   254,463          $   146,105          $   223,963        $   299,437
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                   $ 2,604,942          $ 1,591,484          $ 2,492,150        $ 3,260,155
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)    $   595,134          $   536,316          $ 1,047,900        $ 1,111,625
     Financial futures contracts                           (563,613)            (255,994)            (401,179)          (454,932)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions            $    31,521          $   280,322          $   646,721        $   656,693
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                $ 1,909,955          $ 1,123,032          $ 1,524,390        $ 1,824,655
     Financial futures contracts                             22,154              (21,589)              34,814             31,170
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments                         $ 1,932,109          $ 1,101,443          $ 1,559,204        $ 1,855,825
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments         $ 1,963,630          $ 1,381,765          $ 2,205,925        $ 2,512,518
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations              $ 4,568,572          $ 2,973,249          $ 4,698,075        $ 5,772,673
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 1998

                                                             Louisiana           Maryland            Missouri         North Carolina
                                                             Portfolio           Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                             $ 1,005,879         $ 2,982,945         $ 2,281,303         $ 4,696,575
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                $ 1,005,879         $ 2,982,945         $ 2,281,303         $ 4,696,575
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $    39,212         $   202,356         $   137,655         $   335,671
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                      836               4,455               3,230               3,507
Custodian fee (Note 1I)                                          14,015              38,433              25,654              46,865
Legal and accounting services                                    16,900              25,600              20,000              25,600
Amortization of organization expenses (Note 1D)                     664                 749                 549               1,583
Miscellaneous                                                     1,906               4,914               4,835              13,893
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                              $    73,533         $   276,507         $   191,923         $   427,119
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1I)                    $     7,271         $    24,741         $     4,832         $    18,737
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                    $     7,271         $    24,741         $     4,832         $    18,737
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                $    66,262         $   251,766         $   187,091         $   408,382
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                       $   939,617         $ 2,731,179         $ 2,094,212         $ 4,288,193
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
       basis)                                               $   393,633         $ 1,060,741         $   686,800         $ 2,470,431
    Financial futures contracts                                (178,020)           (398,376)           (331,310)         (1,024,189)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions                $   215,613         $   662,365         $   355,490         $ 1,446,242
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
    (depreciation) --
    Investments (identified cost basis)                     $   447,372         $ 1,847,502         $ 1,734,837         $ 2,089,664
    Financial futures contracts                                  18,190             (36,114)             29,012             102,989
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments                           $   465,562         $ 1,811,388         $ 1,763,849         $ 2,192,653
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on
    investments                                             $   681,175         $ 2,473,753         $ 2,119,339         $ 3,638,895
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                  $ 1,620,792         $ 5,204,932         $ 4,213,551         $ 7,927,088
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 1998

                                                              Oregon            South Carolina       Tennessee           Virginia
                                                             Portfolio            Portfolio          Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                             $ 3,217,520         $ 1,567,164         $ 1,552,188         $ 4,620,957
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                $ 3,217,520         $ 1,567,164         $ 1,552,188         $ 4,620,957
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $   213,913         $    79,364         $    81,019         $   328,450
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                    4,227                  --               5,105               3,507
Custodian fee (Note 1I)                                          33,613              15,819              20,497              54,084
Legal and accounting services                                    22,044              23,501              20,000              25,501
Amortization of organization expenses (Note 1D)                     848                 707               1,084               1,258
Interest expense                                                     --               7,629                  --                  --
Miscellaneous                                                     6,037               2,629               1,514              13,207
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                              $   280,682         $   129,649         $   129,219         $   426,007
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1I)                    $     6,485         $        --         $     6,409         $    14,184
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                    $     6,485         $        --         $     6,409         $    14,184
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                $   274,197         $   129,649         $   122,810         $   411,823
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                       $ 2,943,323         $ 1,437,515         $ 1,429,378         $ 4,209,134
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
       basis)                                               $   949,588         $   622,499         $   365,718         $ 2,284,353
    Financial futures contracts                                (327,439)            (15,862)           (234,394)           (626,776)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions                $   622,149         $   606,637         $   131,324         $ 1,657,577
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                     $ 1,522,983         $   649,027         $   928,076         $ 1,781,654
    Financial futures contracts                                 (50,937)             (6,490)             20,309             (56,837)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments                           $ 1,472,046         $   642,537         $   948,385         $ 1,724,817
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments             $ 2,094,195         $ 1,249,174         $ 1,079,709         $ 3,382,394
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                  $ 5,037,518         $ 2,686,689         $ 2,509,087         $ 7,591,528
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 1998


                                                           Alabama             Arkansas            Georgia              Kentucky
Increase (Decrease) in Net Assets                         Portfolio            Portfolio           Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                              $   2,604,942        $   1,591,484        $   2,492,150        $   3,260,155
    Net realized gain on investment transactions              31,521              280,322              646,721              656,693
    Net change in unrealized appreciation
         (depreciation) of investments                     1,932,109            1,101,443            1,559,204            1,855,825
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $   4,568,572        $   2,973,249        $   4,698,075        $   5,772,673
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                      $   2,713,155        $     933,140        $   1,833,123        $   2,308,262
    Withdrawals                                          (11,073,131)          (7,323,031)         (10,359,141)         (12,352,729)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                       $  (8,359,976)       $  (6,389,891)       $  (8,526,018)       $ (10,044,467)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                             $  (3,791,404)       $  (3,416,642)       $  (3,827,943)       $  (4,271,794)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                 $ 102,355,997        $  62,685,818        $  95,162,067        $ 123,110,204
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                       $  98,564,593        $  59,269,176        $  91,334,124        $ 118,838,410
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 1998



                                                          Louisiana            Maryland            Missouri           North Carolina
Increase (Decrease) in Net Assets                         Portfolio            Portfolio           Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                              $     939,617        $   2,731,179        $   2,094,212        $   4,288,193
    Net realized gain on investment transactions             215,613              662,365              355,490            1,446,242
    Net change in unrealized appreciation
         (depreciation) of investments                       465,562            1,811,388            1,763,849            2,192,653
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $   1,620,792        $   5,204,932        $   4,213,551        $   7,927,088
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                      $   1,604,720        $   3,114,767        $   2,263,089        $   3,418,506
    Withdrawals                                           (3,143,596)         (10,110,915)          (7,406,690)         (22,470,871)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                       $  (1,538,876)       $  (6,996,148)       $  (5,143,601)       $ (19,052,365)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                  $      81,916        $  (1,791,216)       $    (930,050)       $ (11,125,277)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                 $  34,432,129        $ 107,401,087        $  79,881,716        $ 167,570,964
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                       $  34,514,045        $ 105,609,871        $  78,951,666        $ 156,445,687
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 1998


                                                           Oregon           South Carolina         Tennessee            Virginia
Increase (Decrease) in Net Assets                         Portfolio            Portfolio            Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                              $   2,943,323        $   1,437,515        $   1,429,378        $   4,209,134
    Net realized gain on investment transactions             622,149              606,637              131,324            1,657,577
    Net change in unrealized appreciation
         (depreciation) of investments                     1,472,046              642,537              948,385            1,724,817
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $   5,037,518        $   2,686,689        $   2,509,087        $   7,591,528
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                      $   1,533,124        $   1,305,961        $   2,195,745        $   3,574,464
    Withdrawals                                          (11,220,761)          (4,820,590)          (4,867,135)         (16,073,816)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                       $  (9,687,637)       $  (3,514,629)       $  (2,671,390)       $ (12,499,352)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                             $  (4,650,119)       $    (827,940)       $    (162,303)       $  (4,907,824)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                 $ 113,692,766        $  53,969,925        $  54,161,680        $ 161,657,532
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                       $ 109,042,647        $  53,141,985        $  53,999,377        $ 156,749,708
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1997


Increase (Decrease) in Net Assets                         Alabama             Arkansas             Georgia              Kentucky
                                                         Portfolio           Portfolio            Portfolio             Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                              $   5,801,367        $   3,707,520        $   5,659,411        $   7,114,833
    Net realized gain (loss) on investments                   36,452             (196,863)             619,588              790,878
    Net change in unrealized appreciation
         (depreciation) of investments                     3,859,164            2,344,431            2,869,835            4,675,966
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $   9,696,983        $   5,855,088        $   9,148,834        $  12,581,677
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                      $   4,814,194        $   1,860,201        $   5,129,603        $   4,738,142
    Withdrawals                                          (20,698,730)         (19,132,688)         (28,090,665)         (27,227,068)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions   $ (15,884,536)       $ (17,272,487)       $ (22,961,062)       $ (22,488,926)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                             $  (6,187,553)       $ (11,417,399)       $ (13,812,228)       $  (9,907,249)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                   $ 108,543,550        $  74,103,217        $ 108,974,295        $ 133,017,453
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                         $ 102,355,997        $  62,685,818        $  95,162,067        $ 123,110,204
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1997



                                                               Louisiana          Maryland          Missouri       North Carolina
Increase (Decrease) in Net Assets                              Portfolio          Portfolio         Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                   $   2,044,687     $   5,868,209     $   4,530,872     $   9,890,637
     Net realized gain on investment transactions                   17,105           583,641            47,598         2,200,237
     Net change in unrealized appreciation
          (depreciation) of investments                          1,149,891         3,765,437         3,709,574         4,378,307
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $   3,211,683     $  10,217,287     $   8,288,044     $  16,469,181
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                           $   2,993,205     $   6,463,344     $   2,387,301     $   5,496,793
     Withdrawals                                                (6,821,430)      (19,867,889)      (15,955,992)      (41,439,395)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions         $  (3,828,225)    $ (13,404,545)    $ (13,568,691)    $ (35,942,602)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                   $    (616,542)    $  (3,187,258)    $  (5,280,647)    $ (19,473,421)
-----------------------------------------------------------------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                         $  35,048,671     $ 110,588,345     $  85,162,363     $ 187,044,385
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                                               $  34,432,129     $ 107,401,087     $  79,881,716     $ 167,570,964
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1997


                                                               Oregon       South Carolina     Tennessee       Virginia
Increase (Decrease) in Net Assets                             Portfolio       Portfolio        Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                 $   6,643,900    $   3,172,029    $   3,029,119    $   9,461,124
     Net realized gain (loss) on investment transactions        (379,737)        (187,278)        (147,294)       1,844,132
     Net change in unrealized appreciation
          (depreciation) of investments                        3,337,142        2,182,137        2,422,406        4,117,767
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $   9,601,305    $   5,166,888    $   5,304,231    $  15,423,023
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                         $   5,759,540    $   2,536,482    $   3,539,000    $   7,439,212
     Withdrawals                                             (31,426,734)     (12,051,592)     (10,746,904)     (38,849,024)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions       $ (25,667,194)   $  (9,515,110)   $  (7,207,904)   $ (31,409,812)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                 $ (16,065,889)   $  (4,348,222)   $  (1,903,673)   $ (15,986,789)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $ 129,758,655    $  58,318,147    $  56,065,353    $ 177,644,321
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $ 113,692,766    $  53,969,925    $  54,161,680    $ 161,657,532
------------------------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                    Alabama Portfolio
                                            ----------------------------------------------------------------------------------------
                                                                                              Year Ended
                                                                --------------------------------------------------------------------
                                             Six Months Ended                        August 31,                         Sept. 30,
                                             February 28, 1998  ---------------------------------------------------- ---------------
                                             (Unaudited)           1997          1996          1995         1994*         1993**
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:++
------------------------------------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                   0.53%+          0.50%         0.49%         0.47%        0.44%+       0.25%+
Net expenses after custodian
  fee reduction                                      0.51%+          0.49%         0.45%           --           --           --
Net investment income                                5.26%+          5.47%         5.50%         5.77%        5.37%+       5.52%+
Portfolio Turnover                                      9%             23%           52%           51%          26%          10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000's omitted)                               $  98,565      $  102,356    $  108,544    $  118,486   $  117,163    $  83,628
------------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses /(1)/                                                                                                             0.35%+
Net investment income                                                                                                      5.42%+
------------------------------------------------------------------------------------------------------------------------------------

+      Annualized.
*      For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                             Arkansas Portfolio
                                                     ------------------------------------------------------------------
                                                                                         Year Ended
                                                                        -----------------------------------------------
                                                     Six Months Ended                    August 31,
                                                     February 28, 1998  -----------------------------------------------
                                                     (Unaudited)          1997        1996        1995         1994*
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:++
-----------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                          0.50%+          0.49%        0.48%       0.46%        0.24%+
Net expenses after custodian fee reduction                 0.48%+          0.48%        0.46%         --           --
Net investment income                                      5.25%+          5.40%        5.40%       5.69%        5.60%+
Portfolio Turnover                                            9%             17%          11%         23%          16%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)               $59,269         $62,686      $74,103     $81,535      $82,917
-----------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                                                    0.43%+
Net investment income                                                                                            5.41%+
-----------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, February 1, 1994 to August 31, 1994.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                               Georgia Portfolio
                                                --------------------------------------------------------------------------------
                                                                                           Year Ended
                                                                  --------------------------------------------------------------
                                                Six Months Ended                    August 31,                        Sept. 30,
                                                February 28, 1998 ------------------------------------------------  ------------
                                                (Unaudited)       1997          1996         1995          1994*        1993**
--------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
-------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                         0.50%+      0.49%         0.50%        0.46%         0.44%+       0.40%+
Expenses after custodian fee reduction                0.48%+      0.47%         0.45%          --            --           --
Net investment income                                 5.36%+      5.55%         5.59%        5.73%         5.37%+       5.37%+
Portfolio Turnover                                      10%         13%           21%          48%           45%          35%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $91,334     $95,162      $108,974     $122,949      $137,724     $119,311
-------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                             Kentucky Portfolio
                                             -----------------------------------------------------------------------------------
                                                                                         Year Ended
                                                               -----------------------------------------------------------------
                                             Six Months Ended                      August 31,                         Sept. 30,
                                             February 28, 1998 ---------------------------------------------------  ------------
                                             (Unaudited)          1997          1996         1995          1994*        1993**
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           A

Ratios to average daily net assets:
--------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                        0.51%+       0.51%         0.53%        0.49%         0.46%+       0.40%+
Expenses after custodian fee reduction               0.50%+       0.48%         0.50%          --            --           --
Net investment income                                5.41%+       5.56%         5.49%        5.75%         5.39%+       5.40%+
Portfolio Turnover                                     10%          28%           28%          30%           21%          11%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $118,838     $123,110      $133,017     $145,269      $145,210     $117,936
--------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                               Louisiana Portfolio
                                                        ---------------------------------------------------------------------
                                                                                           Year Ended
                                                                            -------------------------------------------------
                                                        Six Months Ended                   August 31,
                                                        February 28, 1998   -------------------------------------------------
                                                        (Unaudited)           1997        1996        1995          1994*
-----------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:++
-----------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                          0.43%+             0.40%        0.30%       0.22%        0.14%+
Net expenses after custodian fee reduction                 0.38%+             0.38%        0.23%         --           --
Net investment income                                      5.45%+             5.85%        5.90%       6.06%        5.86%+
Portfolio Turnover                                           23%                27%          99%         46%          21%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)               $34,514            $34,432      $35,049     $34,309      $31,423
-----------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                              0.41%       0.33%        0.33%+
Expenses after custody fee reduction                                                       0.35%         --           --
Net investment income                                                                      5.79%       5.95%        5.67%+
-----------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, February 1, 1994 to August 31, 1994.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data



                                                                            Maryland Portfolio
                                               ------------------------------------------------------------------------------
                                                                                        Year Ended
                                                                 ------------------------------------------------------------
                                               Six Months Ended                  August 31,                        Sept. 30,
                                               February 28, 1998 -----------------------------------------------  -----------
                                               (Unaudited)         1997        1996        1995          1994*       1993**
-----------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:++
-----------------------------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                 0.52%+           0.48%       0.51%        0.47%         0.44%+     0.36%+
Net expenses after custodian fee reduction         0.48%+           0.45%       0.48%          --            --         --
Net investment income                              5.16%+           5.38%       5.50%        5.79%         5.44%+     5.41%+
Portfolio Turnover                                   18%              30%         33%          30%           41%        34%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $105,610         $107,401    $110,588     $115,004      $117,856    $94,213
-----------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                                                         0.38%+
Net investment income                                                                                                 5.39%+
-----------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                             Missouri Portfolio
                                             -------------------------------------------------------------------------------
                                                                                      Year Ended
                                                               -------------------------------------------------------------
                                             Six Months Ended                    August 31,                       Sept. 30,
                                             February 28, 1998 ------------------------------------------------  -----------
                                             (Unaudited)          1997        1996         1995        1994*        1993**
----------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
----------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                         0.49%+       0.47%       0.49%        0.48%        0.45%+      0.40%+
Expenses after custodian fee reduction                0.48%+       0.46%       0.47%          --           --          --
Net investment income                                 5.32%+       5.52%       5.52%        5.76%        5.36%+      5.36%+
Portfolio Turnover                                       4%           5%         36%          24%          28%          6%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $78,952      $79,882     $85,162      $93,162      $95,167     $75,273
----------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                         North Carolina Portfolio
                                            ------------------------------------------------------------------------------------
                                                                                          Year Ended
                                                              -------------------------------------------------------------------
                                            Six Months Ended                       August 31,                         Sept. 30,
                                            February 28, 1998 ----------------------------------------------------- -------------
                                            (Unaudited)           1997         1996         1995          1994*        1993**
---------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
---------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                       0.53%+          0.52%        0.52%        0.48%         0.46%+       0.43%+
Expenses after custodian fee reduction              0.51%+          0.50%        0.48%          --            --           --
Net investment income                               5.32%+          5.53%        5.51%        5.78%         5.40%+       5.43%+
Portfolio Turnover                                    15%             42%          54%          33%           37%          21%
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)       $156,446        $167,571     $187,044     $195,179      $199,772     $172,534
---------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                               Oregon Portfolio
                                               ----------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                 ----------------------------------------------------------------
                                               Six Months Ended                     August 31,                        Sept. 30,
                                               February 28, 1998 --------------------------------------------------- ------------
                                               (Unaudited)         1997         1996          1995         1994*        1993**
---------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
---------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                        0.51%+          0.56%        0.50%        0.50%         0.46%+       0.43%+
Expenses after custodian fee reduction               0.50%+          0.55%        0.47%          --            --           --
Net investment income                                5.37%+          5.46%        5.37%        5.60%         5.26%+       5.30%+
Portfolio Turnover                                      4%             22%          28%          22%           15%          32%
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $109,043        $113,693     $129,759      $146,391     $153,119     $127,497
---------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                           South Carolina Portfolio
                                                      -------------------------------------------------------------------
                                                                                          Year Ended
                                                                        -------------------------------------------------
                                                      Six Months Ended                    August 31,
                                                      February 28, 1998 -------------------------------------------------
                                                      (Unaudited)         1997         1996        1995         1994*
-------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
-------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                               0.49%+         0.51%        0.53%       0.44%        0.37%+
Expenses after custodian fee reduction                      0.49%+         0.50%        0.51%         --           --
Net investment income                                       5.41%+         5.59%        5.65%       5.81%        5.47%+
Portfolio Turnover                                            14%             8%          36%         75%          23%
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                $53,142        $53,970      $58,318     $61,412      $62,265
-------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, February 1, 1994 to August 31, 1994.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                              Tennessee Portfolio
                                              ---------------------------------------------------------------------------------
                                                                                           Year Ended
                                                                 --------------------------------------------------------------
                                              Six Months Ended                     August 31,                      Sept. 30,
                                              February 28, 1998  -----------------------------------------------  -------------
                                              (Unaudited)          1997        1996         1995        1994*        1993**
-------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:++
-------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                       0.48%+          0.43%       0.45%        0.41%       0.36%+       0.08%+
Expenses after custodian fee reduction              0.46%+          0.42%       0.43%          --          --           --
Net investment income                               5.27%+          5.48%       5.52%        5.81%       5.49%+       5.60%+
Portfolio Turnover                                    10%              3%         39%          20%         10%          69%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $53,999         $54,162     $56,065      $58,673     $56,496      $39,266
-------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Expenses/(1)/                                                                                                         0.31%+
Net investment income                                                                                                 5.37%+
-------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                               Virginia Portfolio
                                             -----------------------------------------------------------------------------------
                                                                                           Year Ended
                                                               -----------------------------------------------------------------
                                             Six Months Ended                      August 31,                        Sept. 30,
                                             February 28, 1998 ---------------------------------------------------  ------------
                                             (Unaudited)         1997         1996          1995         1994*         1993**
--------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
--------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                        0.54%+        0.52%        0.51%        0.48%         0.46%+        0.43%+
Expenses after custodian fee reduction               0.52%+        0.49%        0.48%          --            --            --
Net investment income                                5.32%+        5.53%        5.55%        5.81%         5.49%+        5.49%+
Portfolio Turnover                                      6%           25%          30%          38%           48%           29%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)          $156,750      $161,658     $177,644      $191,748     $194,519      $174,260
--------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

  C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Options on Financial Futures Contracts -- Upon purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales

EV Municipals Portfolios as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



  proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  H Other -- Investment transactions are accounted for on a trade date basis.

  I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  K Interim Financial Information-- The interim financial statements relating to February 28, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 1998, the Portfolios paid advisory fees as follows:


  Portfolio                             Amount              Effective Rate*
  ------------------------------------------------------------------------------
  Alabama                             $ 187,142                  0.38%
  Arkansas                               96,193                  0.32%
  Georgia                               171,727                  0.37%
  Kentucky                              240,241                  0.40%
  Louisiana                              39,212                  0.23%
  Maryland                              202,356                  0.38%
  Missouri                              137,655                  0.35%
  North Carolina                        335,671                  0.42%
  Oregon                                213,913                  0.39%
  South Carolina                         79,364                  0.30%
  Tennessee                              81,019                  0.30%
  Virginia                              328,450                  0.42%

  * Advisory fees paid as a percentage of average daily net assets (annualized).

  Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

  Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1998, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

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

EV Municipals Portfolios as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 28, 1998 were as follows:

  Alabama Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 8,729,809
  Sales                                                               16,643,921

  Arkansas Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 5,221,428
  Sales                                                               10,875,500

  Georgia Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 9,362,636
  Sales                                                               15,975,154

  Kentucky Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $11,554,595
  Sales                                                               19,534,740

  Louisiana Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 8,231,039
  Sales                                                                7,840,203

  Maryland Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $19,534,037
  Sales                                                               21,233,944

  Missouri Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 3,004,105
  Sales                                                                7,267,496

  North Carolina Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $23,357,430
  Sales                                                               40,237,585

  Oregon Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 3,890,593
  Sales                                                               13,460,890

  South Carolina Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 7,550,174
  Sales                                                                9,631,716

  Tennessee Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 5,487,975
  Sales                                                                6,178,638

  Virginia Portfolio
  ------------------------------------------------------------------------------
  Purchases                                                          $ 9,876,067
  Sales                                                               21,955,564


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 28, 1998, as computed on a federal income tax basis, are as follows:

  Alabama Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                    $ 87,219,402
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                     $  8,602,546
  Gross unrealized depreciation                                          (5,720)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                       $  8,596,826
  ------------------------------------------------------------------------------

  Arkansas Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                    $ 53,904,584
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                     $  4,501,056
  Gross unrealized depreciation                                         (10,748)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                       $  4,490,308
  ------------------------------------------------------------------------------

  Georgia Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                    $ 82,080,212
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                     $  7,712,596
  Gross unrealized depreciation                                         (83,763)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                       $  7,628,833
  ------------------------------------------------------------------------------

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

EV Municipals Portfolios as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




  Kentucky Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $ 108,588,633
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   9,884,682
  Gross unrealized depreciation                                         (48,597)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   9,836,085
  ------------------------------------------------------------------------------

  Louisiana Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $  33,028,050
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   2,460,615
  Gross unrealized depreciation                                        (307,136)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   2,153,479
  ------------------------------------------------------------------------------

  Maryland Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $ 100,786,895
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   6,965,618
  Gross unrealized depreciation                                         (34,085)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   6,931,533
  ------------------------------------------------------------------------------

  Missouri Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $  70,126,590
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   7,726,055
  Gross unrealized depreciation                                               --
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   7,726,055
  ------------------------------------------------------------------------------

  North Carolina Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $ 139,689,431
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  14,625,092
  Gross unrealized depreciation                                         (20,524)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $  14,604,568
  ------------------------------------------------------------------------------

  Oregon Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $  99,512,231
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   7,924,008
  Gross unrealized depreciation                                         (12,225)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   7,911,783
  ------------------------------------------------------------------------------

  South Carolina Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $  48,723,252
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   4,713,611
  Gross unrealized depreciation                                          (6,529)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   4,707,082
  ------------------------------------------------------------------------------

  Tennessee Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $  49,198,539
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $   4,241,529
  Gross unrealized depreciation                                         (13,079)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $   4,228,450
  ------------------------------------------------------------------------------

  Virginia Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                   $ 140,880,567
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  13,458,682
  Gross unrealized depreciation                                         (48,486)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $  13,410,196
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the

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

EV Municipals Portfolios as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



  facility is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 1998, the Arkansas Portfolio, Kentucky Portfolio and Tennessee Portfolio had balances outstanding pursuant to this line of credit of $665,000, $552,000 and $181,000, respectively. At February 28, 1998, the average daily loan balance was $236,391 and the average interest rate was 6.4% for the South Carolina Portfolio. The maximum borrowing outstanding for the South Carolina Portfolio at any time during the six months ended February 28, 1998 was $2,032,000. The Portfolios (with the exception of the South Carolina Portfolio) did not have any significant borrowings or allocated fees during the six months ended February 28, 1998.


6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


  A summary of obligations under these financial instruments at February 28, 1998, is as follows:



                   Futures
                   Contracts                                      Net Unrealized
                   Expiration                                      Appreciation
  Portfolio        Date        Contracts                Position  (Depreciation)
  ------------------------------------------------------------------------------
  Alabama          6/98        49 U.S. Treasury Bonds   Short       $   (5,764)
  ------------------------------------------------------------------------------
  Arkansas         6/98        14 U.S. Treasury Bonds   Short       $   (8,393)
  ------------------------------------------------------------------------------
  Georgia          6/98        48 U.S. Treasury Bonds   Short       $   (3,841)
  ------------------------------------------------------------------------------
  Kentucky         6/98        60 U.S. Treasury Bonds   Short       $   (4,801)
  ------------------------------------------------------------------------------
  Louisiana        6/98        17 U.S. Treasury Bonds   Short       $   (2,211)
  ------------------------------------------------------------------------------
  Maryland         6/98        26 U.S. Treasury Bonds   Short       $  (15,587)
  ------------------------------------------------------------------------------
  Missouri         6/98        40 U.S. Treasury Bonds   Short       $   (3,201)
  ------------------------------------------------------------------------------
  North Carolina   6/98        75 U.S. Treasury Bonds   Short       $   (9,755)
  ------------------------------------------------------------------------------
  South Carolina   6/98        40 U.S. Treasury Bonds   Short       $   (6,490)
  ------------------------------------------------------------------------------
  Tennessee        6/98        28 U.S. Treasury Bonds   Short       $   (2,240)
  ------------------------------------------------------------------------------
  Virginia         6/98        41 U.S. Treasury Bonds   Short       $  (24,580)
  ------------------------------------------------------------------------------

  At February 28, 1998, the Portfolios had sufficient cash and/or securities segregated to cover margin requirements on open futures contracts.

EV Municipals Portfolio as of February 28, 1998

INVESTMENT MANAGEMENT


Municipals Portfolios

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana and North Carolina
Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio Manager
of Arkansas, Maryland and
Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Kentucky, Missouri, and
Tennessee Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager of Oregon Municipals Portfolio

Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

                                      124